STOCK-BASED COMPENSATION PLANS Schedule of fair value of share options assumptions used (Details) - Stock options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.97%	1.25%	0.89%
Annual dividends per share	$ 0	$ 0	$ 0
Expected stock price volatility	44.00%	46.00%	50.00%
Expected option life (in years)	4 years	4 years	4 years
Average fair value of options granted (in dollars)	$ 10.64	$ 6.86	$ 4.42